Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
		Fair value measurements using input type
	Fair value	June 30,	December 31
	hierarchy	2026	2025
		$ thousands
Derivatives instruments	Level 2	727	1,240

Earn-Out	Level 3	1,135	1,000